Credit quality of financial assets - Trade accounts receivable (Details) - Trade accounts receivable - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016
Credit quality of financial assets
Total credit exposure	BRL 1,199,582	BRL 641,670
A - Low risk
Credit quality of financial assets
Unrated credit exposures	595,924	210,835
B - Average risk
Credit quality of financial assets
Unrated credit exposures	318,846	142,217
C - Average to high risk
Credit quality of financial assets
Unrated credit exposures	85,572	69,679
D - High risk
Credit quality of financial assets
Unrated credit exposures	6,425	6,683
AA-
Credit quality of financial assets
Rated credit exposures		18,978
A
Credit quality of financial assets
Rated credit exposures	120,336	62,458
BBB+
Credit quality of financial assets
Rated credit exposures		51,546
BBB
Credit quality of financial assets
Rated credit exposures	2,786	6,621
BBB-
Credit quality of financial assets
Rated credit exposures	67,010
BB+
Credit quality of financial assets
Rated credit exposures		10,663
BB-
Credit quality of financial assets
Rated credit exposures	1,373	4,621
B+
Credit quality of financial assets
Rated credit exposures	BRL 1,310	56,459
B
Credit quality of financial assets
Rated credit exposures		BRL 910